Goodwill And Other Intangibles (Schedule Of Other Intangible Assets) (Details) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 06, 2014
Indefinite-lived intangibles:
Balance				$ 67,400,000					$ 67,400,000
Acquisitions									173,700,000
Impairments									(5,900,000)
Other									(45,000,000)
Effect of Currency Translation									(5,602,000)
Balance	184,598,000				67,400,000				184,598,000	67,400,000
Definite-lived intangibles:
Balance				1,446,028,000					1,446,028,000
Acquisitions									1,471,672,000
Impairments									(23,500,000)
Other									83,052,000
Effect of Currency Translation									(48,354,000)
Balance	2,928,898,000				1,446,028,000				2,928,898,000	1,446,028,000
Total other intangibles
Balance				1,513,428,000					1,513,428,000
Acquisitions									1,645,372,000
Impairments									(29,400,000)
Other									38,052,000
Effect of Currency Translation									(53,956,000)
Balance	3,113,496,000				1,513,428,000				3,113,496,000	1,513,428,000
Accumulated amortization:
Balance				(565,962,000)					(565,962,000)
Amortization	(70,900,000)	(55,400,000)	(52,800,000)	(39,700,000)	(26,500,000)	(29,500,000)	(35,600,000)	(32,000,000)	(218,712,000)	(123,547,000)	(146,898,000)
Impairments									3,190,000
Effect of Currency Translation									1,181,000
Balance	(780,303,000)				(565,962,000)				(780,303,000)	(565,962,000)
Net other intangibles	2,333,193,000				947,466,000				2,333,193,000	947,466,000
Voltaren Gel
Accumulated amortization:
Increase (Decrease) in Royalty Liability									37,500,000	21,500,000
Weighted Average
Accumulated amortization:
Estimated life of license agreement (years)									12 years
Licenses
Definite-lived intangibles:
Balance				587,127,000					587,127,000
Acquisitions									0
Impairments									0
Other									77,240,000	(47,100,000)
Effect of Currency Translation									0
Balance	664,367,000				587,127,000				664,367,000	587,127,000
Accumulated amortization:
Balance				(357,439,000)					(357,439,000)
Amortization									(68,974,000)
Balance	(426,413,000)				(357,439,000)				(426,413,000)	(357,439,000)
Licenses | Weighted Average
Accumulated amortization:
Estimated life of license agreement (years)									9 years
Tradenames
Definite-lived intangibles:
Balance				20,000,000					20,000,000
Acquisitions									1,500,000
Impairments									0
Other									0
Effect of Currency Translation									(185,000)
Balance	21,315,000								21,315,000
Accumulated amortization:
Balance				(4,088,000)					(4,088,000)
Amortization									(1,378,000)
Effect of Currency Translation									4,000
Balance	(5,462,000)								(5,462,000)
Tradenames | Weighted Average
Accumulated amortization:
Estimated life of license agreement (years)									15 years
Developed technology
Definite-lived intangibles:
Balance				838,901,000					838,901,000
Acquisitions									1,470,172,000
Impairments									(23,500,000)
Other		(4,200,000)							5,812,000
Effect of Currency Translation									(48,169,000)
Balance	2,243,216,000								2,243,216,000
Accumulated amortization:
Balance				(204,435,000)					(204,435,000)
Amortization									(148,360,000)
Impairments									3,190,000
Effect of Currency Translation									1,177,000
Balance	(348,428,000)								(348,428,000)
Developed technology | Weighted Average
Accumulated amortization:
Estimated life of license agreement (years)									13 years
In process research & development
Indefinite-lived intangibles:
Balance				67,400,000					67,400,000
Acquisitions									173,700,000
Impairments									(5,900,000)
Other	(10,000,000)								(45,000,000)			35,000,000
Effect of Currency Translation									(5,602,000)
Balance	184,598,000								184,598,000
Bayerschering Agreement | Aveed
Accumulated amortization:
Additional milestone payment												$ 5,000,000